Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-Term Debt, Carrying Amount	$ 2,596,466	$ 1,787,781
Fair Value, Inputs, Level 2 [Member]
Long-Term Debt, Fair Value	237,769
Long-Term Debt, Carrying Amount	256,172
Fair Value, Inputs, Level 1 [Member]
Long-Term Debt, Fair Value	256,841
Long-Term Debt, Carrying Amount	$ 267,408